Fair Value Measurements - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of contingent consideration	$ (1,806)	$ (3,515)
Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable, current		417
Contingent consideration payable, noncurrent		$ 13,780
Sharp Systems, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of contingent consideration	(1,178)
Sharp Systems, LLC | Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable, current	308
Contingent consideration payable, noncurrent	10,692
Instafob
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of contingent consideration	(628)
Instafob | Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable, current	168
Contingent consideration payable, noncurrent	$ 1,179